Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Series D Convertible Voting Preferred Stock [Member] Preferred Stock [Member]	Series D Convertible Voting Preferred Stock [Member] Common Stock [Member]	Series D Convertible Voting Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Convertible Voting Preferred Stock [Member] Retained Earnings [Member]	Series D Convertible Voting Preferred Stock [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Preferred Stock [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Common Stock [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Additional Paid-in Capital [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member] Retained Earnings [Member]	Conversion of Subordinated Convertible Promissory Notes to Common Stock [Member]	Standby Equity Purchase Agreement [Member] Preferred Stock [Member]	Standby Equity Purchase Agreement [Member] Common Stock [Member]	Standby Equity Purchase Agreement [Member] Additional Paid-in Capital [Member]	Standby Equity Purchase Agreement [Member] Retained Earnings [Member]	Standby Equity Purchase Agreement [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2021																0	516,284
Balance at Dec. 31, 2021																$ 0	$ 516	$ 94,535,784	$ (67,216,500)	$ 27,319,800
Common stock discount amortization																0	0	344,800	0	344,800
Warrants underlying common stock issuance																$ 0	$ 0	(344,800)	0	(344,800)
Released restricted stock units (in shares)																0	35,257
Released restricted stock units																$ 0	$ 35	(35)	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)											0	20,111
Stock compensation expense																0	0	1,237,100	0	1,237,100
Net loss																$ 0	$ 0	0	(34,731,000)	(34,731,000)
Conversion of subordinated convertible notes into shares of common stock (in shares)						0	43,399
Conversion of subordinated convertible notes into shares of common stock						$ 0	$ 44	$ 399,356	$ 0	$ 399,400
Commitment shares issuance from standby equity purchase agreement											$ 0	$ 20	$ 20	$ 0	$ 0
Balance (in shares) at Dec. 31, 2022																0	648,384
Balance at Dec. 31, 2022																$ 0	$ 648	96,172,152	(101,947,500)	(5,774,700)
Common stock discount amortization																0	0	85,000	0	85,000
Warrants underlying common stock issuance																$ 0	$ 0	(85,000)	0	(85,000)
Released restricted stock units (in shares)																0	1,773
Released restricted stock units																$ 0	$ 0	0	0	0
Stock compensation expense																0	0	21,000	0	21,000
Net loss																$ 0	$ 0	0	(5,300,000)	(5,300,000)
Conversion of subordinated convertible notes into shares of common stock (in shares)						0	329,086
Conversion of subordinated convertible notes into shares of common stock						$ 0	$ 0	2,914,000	0	2,914,000
Balance (in shares) at Mar. 31, 2023																0	979,243
Balance at Mar. 31, 2023																$ 0	$ 1,000	99,107,000	(107,248,000)	(8,140,000)
Balance (in shares) at Dec. 31, 2022																0	648,384
Balance at Dec. 31, 2022																$ 0	$ 648	96,172,152	(101,947,500)	(5,774,700)
Net loss																				(16,258,000)
Balance (in shares) at Sep. 30, 2023																14,000	1,176,260
Balance at Sep. 30, 2023																$ 0	$ 1,000	113,716,000	(118,206,000)	(4,488,000)
Balance (in shares) at Dec. 31, 2022																0	648,384
Balance at Dec. 31, 2022																$ 0	$ 648	96,172,152	(101,947,500)	(5,774,700)
Common stock discount amortization																0	0	344,700	0	344,700
Warrants underlying common stock issuance																$ 0	$ 0	(344,700)	0	(344,700)
Released restricted stock units (in shares)																0	83,973
Released restricted stock units																$ 0	$ 84	(84)	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)											0	197,017
Stock compensation expense																0	0	141,300	0	141,300
Net loss																0	0	0	(20,949,300)	(20,949,300)
Conversion of subordinated convertible notes into shares of common stock (in shares)						0	329,086
Conversion of subordinated convertible notes into shares of common stock						$ 0	$ 329	$ 2,913,671	$ 0	$ 2,914,000
Commitment shares issuance from standby equity purchase agreement											$ 0	$ 197	658,903	0	659,100
Stock issuance costs																$ 0	$ 0	(111,200)	0	(111,200)
Balance (in shares) at Dec. 31, 2023																14,000	1,258,460
Balance at Dec. 31, 2023																$ 2	$ 1,258	113,774,740	(122,896,800)	(9,120,800)
Balance (in shares) at Mar. 31, 2023																0	979,243
Balance at Mar. 31, 2023																$ 0	$ 1,000	99,107,000	(107,248,000)	(8,140,000)
Common stock discount amortization																0	0	86,000	0	86,000
Warrants underlying common stock issuance																0	0	(86,000)	0	(86,000)
Commitment shares issuance from standby equity purchase agreement (in shares)	8,000	0									0	197,017
Issuance of convertible preferred stock	$ 0	$ 0	$ 8,000,000	$ 0	$ 8,000,000
Stock compensation expense																0	0	35,000	0	35,000
Net loss																0	0	0	(6,764,000)	(6,764,000)
Commitment shares issuance from standby equity purchase agreement												$ 0	$ 659,000	$ 0	$ 659,000
Stock issuance costs																$ 0	$ 0	(85,000)	0	(85,000)
Balance (in shares) at Jun. 30, 2023																8,000	1,176,260
Balance at Jun. 30, 2023																$ 0	$ 1,000	107,716,000	(114,012,000)	(6,295,000)
Common stock discount amortization																0	0	87,000	0	87,000
Warrants underlying common stock issuance																$ 0	$ 0	(87,000)	0	(87,000)
Released restricted stock units (in shares)																0	0
Released restricted stock units																$ 0	$ 0	0	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)	6,000	0
Issuance of convertible preferred stock	$ 0	$ 0	6,000,000	0	6,000,000
Stock compensation expense																0	0	26,000	0	26,000
Net loss																0	0	0	(4,194,000)	(4,194,000)
Stock issuance costs																$ 0	$ 0	(26,000)	0	(26,000)
Balance (in shares) at Sep. 30, 2023																14,000	1,176,260
Balance at Sep. 30, 2023																$ 0	$ 1,000	113,716,000	(118,206,000)	(4,488,000)
Balance (in shares) at Dec. 31, 2023																14,000	1,258,460
Balance at Dec. 31, 2023																$ 2	$ 1,258	113,774,740	(122,896,800)	(9,120,800)
Common stock discount amortization																0	0	86,000	0	86,000
Warrants underlying common stock issuance																$ 0	$ 0	(86,000)	0	(86,000)
Released restricted stock units (in shares)																0	29,775
Released restricted stock units																$ 0	$ 0	0	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)	8,000	0
Issuance of convertible preferred stock	$ 0	$ 0	8,000,000	0	8,000,000
Stock compensation expense																0	0	57,000	0	57,000
Net loss																$ 0	$ 0	0	(6,147,000)	(6,147,000)
Balance (in shares) at Mar. 31, 2024																22,000	1,288,235
Balance at Mar. 31, 2024																$ 0	$ 1,000	121,832,000	(129,044,000)	(7,211,000)
Balance (in shares) at Dec. 31, 2023																14,000	1,258,460
Balance at Dec. 31, 2023																$ 2	$ 1,258	113,774,740	(122,896,800)	(9,120,800)
Net loss																				(20,407,000)
Balance (in shares) at Sep. 30, 2024																33,835	1,545,920
Balance at Sep. 30, 2024																$ 0	$ 1,000	134,015,000	(143,304,000)	(9,288,000)
Balance (in shares) at Mar. 31, 2024																22,000	1,288,235
Balance at Mar. 31, 2024																$ 0	$ 1,000	121,832,000	(129,044,000)	(7,211,000)
Common stock discount amortization																0	0	86,000	0	86,000
Warrants underlying common stock issuance																$ 0	$ 0	(86,000)	0	(86,000)
Released restricted stock units (in shares)																0	254,185
Released restricted stock units																$ 0	$ 0	0	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)	8,838	0
Issuance of convertible preferred stock	$ 0	$ 0	8,838,000	0	8,838,000
Stock compensation expense																0	0	29,000	0	29,000
Net loss																$ 0	$ 0	0	(6,825,000)	(6,825,000)
Balance (in shares) at Jun. 30, 2024																30,838	1,542,420
Balance at Jun. 30, 2024																$ 0	$ 1,000	130,699,000	(135,869,000)	(5,169,000)
Common stock discount amortization																0	0	70,000	0	70,000
Warrants underlying common stock issuance																$ 0	$ 0	(70,000)	0	(70,000)
Released restricted stock units (in shares)																0	3,500
Released restricted stock units																$ 0	$ 0	0	0	0
Commitment shares issuance from standby equity purchase agreement (in shares)	2,997	0
Issuance of convertible preferred stock	$ 0	$ 0	$ 2,997,000	$ 0	$ 2,997,000
Stock compensation expense																0	0	319,000	0	319,000
Net loss																$ 0	$ 0	0	(7,435,000)	(7,435,000)
Balance (in shares) at Sep. 30, 2024																33,835	1,545,920
Balance at Sep. 30, 2024																$ 0	$ 1,000	$ 134,015,000	$ (143,304,000)	$ (9,288,000)